VIA EDGAR

July 15, 2020

Securities and Exchange Commission

Filing Desk

100 F Street, N.E.

Washington, DC 20549

RE:	Axonic Funds, on behalf of the Axonic Strategic Income Fund (the “Fund”)

Post-Effective Amendment No. 2 to Registration Statement on Form N-1A

File Nos. 333-234244, 811-23483

Ladies and Gentlemen:

Pursuant to (1) the Securities Act of 1933, as amended (the “Securities Act”) and Rule 485(a) thereunder; (2) the Investment Company Act of 1940, as amended (the “Investment Company Act”); and (3) Regulation S-T, please find Post-Effective Amendment No. 2 to the Registration Statement of the Fund (“Amendment”) under the Securities Act (Amendment No. 4 under the Investment Company Act) on Form N-1A.

The Amendment is being filed in response to comments from the U.S. Securities and Exchange Commission (the “Commission”) to Post-Effective Amendment No. 1 to the Registration Statement of the Trust, filed on May 28, 2020, pursuant to Rule 485(a) under the Securities Act and the 1940 Act, to add a new Class of shares to the Fund.

Pursuant to Rule 461 under the Securities Act, the Trust and ALPS Distributors, Inc., the Trust’s principal underwriter, respectfully request that the effective date of the Amendment be accelerated to July 16, 2020, or as soon thereafter as reasonably practicable.

The Trust and the ALPS Distributors, Inc. are aware of their obligations under the Securities Act.

The Trust and ALPS Distributors, Inc. acknowledge that should the Commission (or its staff, acting pursuant to delegated authority) declare the filing effective, such action (i) does not foreclose the Commission from taking any action with respect to the filing; (ii) does not relieve the undersigned from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and (iii) may not be asserted as defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

It is respectively requested that any questions you may have with the foregoing be directed to Jeffrey T. Skinner of Kilpatrick Townsend & Stockton LLP at 336-607-7512 and that Mr. Skinner be notified of such effectiveness by a telephone call and confirmed in writing.

Sincerely,

AXONIC FUNDS

/s/ John Kelly
Name: John Kelly
Title: Treasurer

ALPS DISTRIBUTORS, INC.

/s/ Bradley J. Swenson
Name: Bradley J. Swenson
Title: Director, President and Chief Operating Officer